October 27, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long MP Daily ETF

Leverage Shares 2X Long LULU Daily ETF

Leverage Shares 2X Long CRSP Daily ETF

Leverage Shares 2X Long TER Daily ETF

Leverage Shares 2X Long BMNR Daily ETF

Leverage Shares 2X Long NBIS Daily ETF

Leverage Shares 2X Long ISRG Daily ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Leverage Shares 2X Long MP Daily ETF, Leverage Shares 2X Long LULU Daily ETF, Leverage Shares 2X Long CRSP Daily ETF, Leverage Shares 2X Long TER Daily ETF, Leverage Shares 2X Long BMNR Daily ETF, Leverage Shares 2X Long NBIS Daily ETF, and Leverage Shares 2X Long ISRG Daily ETF hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A, filed on October 23, 2025.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com